Shareholder Fees - FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO	Apr. 01, 2025 USD ($)
FidelityMassachusettsMunicipalMoneyMarketFund-PremiumPRO | Fidelity Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none